Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Balance at the beginning of the period	$ 2	$ (2)
Gain / (Loss) recognized in other comprehensive income during the period	14	(16)
Amount reclassified to profit or loss during the period	(15)	21
Tax impact on above		(1)
Balance at the end of the period	$ 1	$ 2